Related parties - Key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related parties.
Short-term benefits	$ 6,727	$ 7,225
Other long-term benefits	660	1,039
Total key management compensation	$ 7,387	$ 8,264